Advances to Suppliers and Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Advances to Suppliers and Other Current Assets [Abstract]
Prepayments for Advertisements	$ 1,545,985	$ 1,540,646
Prepayment of projects	38,426,383	12,535,168
Prepayments of land leases	301,340	357,255
Total	$ 40,273,708	$ 14,433,069